Material accounting policies	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies Policy [Abstract]
Material accounting policies
3.
Material accounting policies

The Company has consistently applied the following accounting policies to all periods presented in these consolidated financial statements, unless mentioned otherwise.

a)
Revenue recognition

Revenue consists of subscription and services revenue and interest revenue. Subscription and services revenue includes revenue generated from the Company’s wealth and payments businesses, and other subscription and services revenue. Interest revenue is comprised of revenue generated from the Company’s consumer lending portfolio.

Subscription and services revenue

Subscription and services revenue is comprised primarily of revenue generated from the Company’s wealth and payments businesses and includes subscription revenue, payments revenue, management fee revenue and brokerage revenue. Subscription and services revenue is measured based on the consideration specified in a contract with customers. The Company recognizes revenue over time as the customer simultaneously receives and consumes the benefits of the services provided.

Subscription revenue

The Company earns subscription revenue through its subscription-based offerings including its digital wealth and investing products, loan protection services, and premium account services which include access to the Company's investing products. Loan protection services consist of commissions earned on loan insurance offered by a third party in which Orion Digital acts as the agent to customers who enroll in these services.

The Company’s subscription revenues are derived from contracts with individual users. Loan protection services and premium account services are billed in advance of the start of their monthly subscription and revenues are recognized ratably over each monthly subscription period.

Investing products are billed at the end of each period and revenues are recognized over time as the service is provided, these revenues are included in the wealth category in Note 12.

Payments revenue

The Company’s payments revenue is derived from long-term processing contracts with financial and non-financial institutions. Payments revenue is generated primarily from processing fees charged for transaction authorization and processing service, including maintenance fees, provided through the Company’s payments infrastructure platform with fees typically based on the number of transactions processed and/or cards boarded by the Company’s customers. Customer payment terms range from 30 to 60 days from the invoice date.

Payments revenue typically includes a performance obligation to provide processing services to its customers. The Company has determined that payments services represent a stand-ready series of distinct daily services that are substantially the same, with the same pattern of service performed for the customer. As a result, the Company has determined that payments revenue arrangements represent an individual performance obligation. The Company recognizes revenue in the amount to which it has the right to invoice to customers, as this amount corresponds directly with the value of the services provided.

3.
Material accounting policies (Continued from previous page)
a)
Revenue recognition (Continued from previous page)

In addition, the Company may charge certain one-time setup fees related to onboarding customers to the processing platform. These fees are recognized partly upon customer acceptance and partly over the contract period on a straight-line basis, commencing when services to set up the customer have been completed.

Management fee revenue

Revenue from management services consists of management fees earned through investment advisory services and from investment fund management. The Company recognizes management fee revenue over time as the funds are managed for customers. Payment is due at the time of assessment. These revenues are included in the wealth category in Note 12.

Brokerage revenue

Brokerage revenue relates to the Company’s legacy institutional brokerage activities. Brokerage revenue arising from negotiating or participating in the negotiation of a transaction acting as the principal on behalf of a third party, such as an agreement to acquire shares or other securities or to buy or sell businesses, is recognized at the closing of the underlying transaction. Fee revenue or components thereof are recognized at the point in time when the related transaction is executed.

Interest revenue

Interest revenue represents interest on the Company's consumer lending portfolio. Interest is recognized on an effective interest basis during the period, and fees are recognized when assessed to the customer either bi-weekly or monthly. The Company calculates the effective interest rate on credit impaired loans net of the expected credit losses. Payment is due at the time of assessment.

b) Cost of revenue

Cost of revenue consists of provision for loan losses and transaction costs. Transaction costs are costs which are directly attributable and scale proportionally to revenue. Costs which do not meet these criteria are considered operating expenses. Transactions costs include commissions and fees paid to third parties, and expenses that relate directly to the acquisition and processing of new customers (excluding marketing) and include expenses such as data aggregation costs, payment facilitation costs, credit scoring fees, and loan system transaction fees.

3. Material accounting policies (Continued from previous page)

c)
Financial instruments

Financial assets and liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument. Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred, and the Company has transferred substantially all risks and rewards of ownership. Financial liabilities are derecognized when the obligation specified in the contract is discharged, cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the consolidated statements of operations and comprehensive income (loss).

Classification and measurement of financial assets and financial liabilities

At initial recognition, the Company measures a financial asset at its fair value. For financial assets not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset, are added to its initial carrying value. Transaction costs of financial assets carried at fair value through profit or loss are expensed in profit or loss. Financial liabilities are recognized initially at fair value and are classified as amortized cost or as fair value through profit or loss (“FVTPL”). A financial liability is classified as at FVTPL if it is classified as held-for trading, it is a derivative or it is designated as such on initial recognition.

The Company classifies its financial assets between those to be measured subsequently at fair value (either through other comprehensive income, or through profit or loss), and those to be measured at amortized cost. Financial assets are not reclassified subsequent to their initial recognition unless the Company changes its business model for managing financial assets in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as FVTPL:

•
it is held within a business model whose objective is to hold assets to collect contractual cash flows; and
•
its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A debt investment is measured at fair value through other comprehensive income (“FVOCI”) if it meets both of the following conditions and is not designated as at FVTPL:

•
it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and
•
its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

All financial assets not classified as measured at amortized cost or FVOCI as described above are measured at FVTPL.

Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, are recognized in profit or loss. Other financial liabilities are subsequently measured at amortized cost using the effective interest method. Interest expense is recognized in profit or loss. Any gain or loss on derecognition is also recognized in profit or loss.

3.
Material accounting policies (Continued from previous page)
c)
Financial instruments (Continued from previous page)

The Company’s financial instruments measured at amortized cost include cash and cash equivalent, restricted cash, loans receivable, brokerage firm receivables, accounts and other receivables, accounts payable and accruals, client liabilities, lease liabilities, credit facility, and debentures.

Brokerage firm receivables are client funds held at brokerages. Client liabilities are client funds held by the Company in trust or at brokerages. These funds are held to be utilized for client investments.

Accounts receivable is recorded net of a provision for doubtful accounts. To determine the provision management applies a simplified approach and measures the loss allowance at an amount equal to the lifetime expected credit losses.

The Company’s financial instruments measured at FVTPL include marketable securities and investment portfolio.

Realized gains or losses on the disposal of investments are determined based on the cost. Unrealized gains or losses on investments and derivative instruments are determined based on the change in fair value at each reporting period.

Impairment of financial assets

Expected credit loss model

The expected credit loss (“ECL”) model is a three-stage impairment approach used to measure the allowance for loan losses on loans receivable at each reporting period date. Loans are classified under one of three stages based on changes in credit quality since initial recognition. Stage 1 loans consist of performing loans that have not had a significant increase in credit risk since initial recognition. Loans that have experienced a significant increase in credit risk since initial recognition are classified as Stage 2, and loans considered to be credit-impaired are classified as Stage 3. The Company routinely refinances its existing customers (through an extension of further credit or funding under an existing line), and accordingly, does not consider a refinancing to be an indicator of increased credit risk. The allowance for loan losses on both Stage 2 and Stage 3 loans is measured at lifetime ECLs. The allowance for loan losses on Stage 1 loans is measured at an amount equal to 12-month ECLs, representing the portion of lifetime ECLs expected to result from default events possible within 12 months of the reporting date. The Company’s measurement of ECLs is impacted by forward looking indicators (“FLIs”) including the consideration of forward macroeconomic conditions. Management has applied a probability weighted approach to the measurement of ECL as at December 31, 2025, involving multiple scenarios and FLIs. Refer to Note 4 for more details.

Assessment of significant increase in credit risk

Significant increases in credit risk are assessed based on changes in probability of default of loans receivable subsequent to initial recognition. The Company uses past due information to determine whether credit risk has increased significantly since initial recognition. Loans receivable are considered to have experienced a significant increase in credit risk and are reclassified to Stage 2 if a contractual payment is more than 30 days past due as at the reporting date.

The Company defines default as the earlier of when a contractual loan payment is more than 90 days past due or when a loan becomes insolvent as a result of customer bankruptcy. Loans that have experienced a default event are considered to be credit-impaired and are reclassified as Stage 3 loans.

3.
Material accounting policies (Continued from previous page)
c)
Financial instruments (Continued from previous page)

Measurement of expected credit losses

ECLs are measured as the calculated expected value of cash shortfalls over the remaining life of a loan receivable, using a probability-weighted approach that reflects reasonable and supportable information about historical loss rates, post-charge off recoveries, current conditions and forward-looking indicators such as unemployment rates, inflation rates, bank prime rates and GDP growth rates. The measurement of ECLs primarily involves using this information to determine both the expected probability of a default event occurring and expected losses resulting from such default events. Loans are grouped according to product type, customer tenure and aging for the purpose of assessing ECLs. Historical loss rates and probability weights are re-assessed quarterly and subject to management review.

d)
Intangible assets

Intangible assets are measured at cost less accumulated amortization and impairment losses. Intangible assets include internally generated and acquired software, acquired technology assets, regulatory licenses, and customer relationships with finite useful lives. Acquired brand and trade names are considered to have indefinite useful lives. Internally generated software costs primarily consist of salaries and payroll-related costs for employees directly involved in the development efforts and fees paid to outside consultants.

Amortization is recorded at rates intended to amortize the cost of the intangible assets over their estimated useful lives as follows:

Rate
Software - Internally generated	5 years straight line
Software licenses	5 years straight line
Technology assets - Acquired	10 years straight line
Customer relationships	7 to 10 years straight line
Regulatory licenses	5 years straight line
Brand and trade name	Indefinite

Development costs, including those related to the development of software, are recognized as an intangible asset when the Company can demonstrate:

•
the technical feasibility of completing the intangible asset so that it will be available for use or sale;
•
its intention to complete and its ability to use or sell the asset;
•
how the asset will generate future economic benefits;
•
the availability of resources to complete the asset; and
•
the ability to measure reliably the expenditure during development.

Following initial recognition of the development expenditure as an asset, the cost model is applied requiring the asset to be carried at cost less any accumulated amortization and accumulated impairment losses. Amortization of the asset begins when development is complete, and the asset is available for use. During the period of development, the asset is tested for impairment annually.

3.
Material accounting policies (Continued from previous page)

e) Goodwill

Goodwill represents the future economic benefits arising from a business combination that are not individually identified and separately recognized. Goodwill is measured at cost less accumulated impairment losses. Goodwill is tested for impairment annually or when indicators of impairment exist.

f) Impairment of non-financial assets

At the end of each reporting period, the Company reviews the carrying amounts of its tangible and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss, if any. Recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash‑generating units (“CGUs”) to which the asset belongs. Where a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual CGUs, or otherwise they are allocated to the smallest group of CGUs for which a reasonable and consistent allocation basis can be identified.

For impairment testing purposes, the Company evaluates the following CGU or Groups of CGUs:

•
Carta; and
•
Remaining Orion Digital related entities.

Intangible assets with indefinite useful lives and intangible assets not yet available for use are tested for impairment at least annually, and whenever there is an indication that the asset may be impaired.

The recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre‑tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset or CGU is estimated to be less than its carrying amount, the carrying amount of the asset or CGU is reduced to its recoverable amount. An impairment loss is recognized immediately in the consolidated statements of operations and comprehensive income (loss).

Other than for goodwill, where an impairment loss subsequently reverses, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount, such that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset or CGU in prior years. A reversal of an impairment loss is recognized in the consolidated statements of operations and comprehensive income (loss).

g) Foreign currency translation

The consolidated financial statements are presented in Canadian dollars. The functional currency of each subsidiary is determined based on the currency of the primary economic environment in which that subsidiary operates. Transactions in foreign currencies are initially recorded in the respective functional currencies at the rate prevailing at the date of the transaction. Monetary items are translated into the functional currency at the exchange rate in effect as at the date of the statement financial position and non-monetary items are translated as at the rate of exchange in effect when the assets were acquired or the obligation was incurred. Revenue and expenses are translated into Canadian dollars using average monthly exchange rates.

3.
Material accounting policies (Continued from previous page)

g) Foreign currency translation (Continued from previous page)

Foreign exchange gains or losses are recorded to revaluation loss (gain) in the consolidated statements of operations and comprehensive income (loss). The functional currency of each subsidiary that is not in Canadian dollars is as follows: Carta Financial Services Ltd. (British pound sterling (GBP)), Carta Solutions Processing Services Cyprus Ltd. (Euro (EUR)), Carta Solutions Processing Services Corp. (Moroccan Dirham (MAD)), Carta Solutions Singapore PTE. Ltd. (Singapore Dollar (SGD)), Carta Americas Inc. (United States dollar (USD)), Moka Financial Technologies Europe (EUR), and Tactex Advisors Inc. (USD).

h) Foreign operations

The assets and liabilities of foreign operations are translated to the presentation currency using exchange rates at the reporting date. The revenue and expenses of foreign operations are translated to the presentation currency using exchange rates at the dates of the transactions. Foreign currency differences are recognized in foreign current translation reserve within other comprehensive income.

Foreign exchange gains or losses arising from a monetary item receivable from or payable to a foreign operation, the settlement of which is neither planned nor likely to occur in the foreseeable future and which in substance is considered to form part of the net investment in the foreign operation, are recognized in other comprehensive income in the translation reserve.

i) Income taxes

Income tax expense is comprised of current and deferred tax. Current tax is the expected tax payable or receivable on the taxable income or loss for the period, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.

Deferred tax assets are recognized to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.

j) Share-based payments

The Company measures equity settled stock options granted to directors, officers, employees and consultants based on their fair value at the grant date and recognizes compensation expense over the vesting period. Measurement inputs include the Company’s share price on the measurement date, the exercise price of the option or warrant, the expected volatility of the Company’s shares, the expected life of the options or warrants, and the risk-free rate of return. Dividends are not factored in as the Company does not expect to pay dividends in the foreseeable future. Expected forfeitures are estimated at the date of grant and subsequently adjusted if further information indicates actual forfeitures may vary from the original estimate.

Share-based payment arrangements with non-employees in which the Company receives goods or services as consideration for its own equity instruments are accounted for as equity-settled share-based payments transactions. The share-based payments are measured based on the fair value of the goods or services received if the fair value can be reliably measured. Otherwise, the share-based payments are measured based on the fair value of the share-based awards using the black scholes model which incorporates expected life, risk free interest rate, volatility, exercise price, and fair value of the underlying equity instrument at the time the goods or services are received

3.
Material accounting policies (Continued from previous page)

k) Earnings per share

The computation of earnings per share is based on the weighted average number of shares outstanding during the period and profit attributable to the common shareholders. Diluted earnings per share are computed in a similar way to basic earnings per share except that the weighted average shares outstanding are increased to include the additional effects of all dilutive potential common shares assuming the exercise of share options or warrants.

l) Investment in associate

An associate is an entity over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those policies.

Any investments in associates are accounted for using the equity method. Under the equity method, the investment in an associate is initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in the Company’s share of the profit or loss and other comprehensive income of the associate since the acquisition date. Goodwill relating to the associate is included in the carrying amount of the investment and is not tested for impairment separately.

The consolidated statements of operations and comprehensive income (loss) reflects the Company’s share of the results of operations of the associate. Unrealized gains and losses resulting from transactions between the Company and the associate are eliminated to the extent of the interest in the associate.

The aggregate of the Company’s share of an associate’s profit or loss after tax is shown on the face of the consolidated statements of operations and comprehensive income (loss) as a separate line item. The financial statements of the associate are prepared for the same reporting period as the Company. When necessary, adjustments are made to bring the accounting policies in line with those of the Company. After application of the equity method, the Company determines whether it is necessary to recognize an impairment loss on its investment in its associate. At each reporting date, the Company determines whether there is objective evidence that the investment in the associate is impaired. If there is such evidence, the Company calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value, and then recognizes the loss within its share of profit or loss of an associate in the consolidated statements of operations and comprehensive income (loss).

If significant influence over an entity is lost, the Company recognizes a gain or loss in profit or loss and will then account for the investment as a financial instrument, as outlined in Note 3(c).

m) Cash and cash equivalents and restricted cash

Cash and cash equivalent in the consolidated statements of financial position and cash flows is comprised of cash held at financial institutions, cash held on hand and short-term highly liquid deposits with an original maturity of three months or less that are readily convertible to a known amount of cash and subject to an insignificant risk of changes in value. Restricted cash is cash subject to restrictions that prevents its use for current purposes.

n) Cash Flow Classification

The Company classifies cash flows from investments, such as dividends, interest, and other investment-related income not related to the disposition of an investment, as operating cash flows because such amounts enter into the determination of profit or loss.

3. Material accounting policies (Continued from previous page)

o) Leases

The Company has lease agreements for its office spaces. The Company assesses at the lease commencement date whether it is reasonably certain to exercise the extension option. The Company re-assesses whether it is reasonably certain to exercise the options if there is a significant event or significant change in circumstances within its control.

Right-of-use assets

Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any re-measurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct cost incurred, and lease payments made at or before the commencement date less any lease incentives received. The right-of-use assets are depreciated on a straight-line basis over the lease term. Right-of-use assets are subject to an evaluation of impairment if any indicators of impairment are noted.

Lease liabilities

The Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payment includes fixed payments (including in-substance fixed payments). Variable payments other than those that depend on an index or a rate are recorded in general and administration expenses as incurred.

In calculating the present value of lease payments, the Company uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is re-measured if there is a modification, a change in the lease term or a change in the in-substance fixed lease payments.

Subleases

For subleases classified as a finance lease, the Company de-recognizes the right-of-use asset relating to the head lease and recognizes a net investment in the sublease. Any difference between the right-of-use asset and the net investment in the finance sublease is recognized in profit or loss. The Company measures the net investment in the sublease at an amount equal to the present value of the lease payments of the underlying right-of-use asset. The net investment in the sublease lease is depreciated on a straight-line basis over the lease term.

Short-term leases and leases of low-value assets

The Company applies the short-term lease recognition exemption to its short-term leases of properties (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered of low value. Lease payments on short-term leases and leases of low-value assets are recognized as expenses in the period incurred.

3.
Material accounting policies (Continued from previous page)

p) Significant accounting judgements, estimates and assumptions

The preparation of the consolidated financial statements requires management to make estimates, assumptions and judgments that affect the reported amount of assets and liabilities, and the reported amount of revenues and expenses during the year. Actual results may differ from these estimates. Estimates, assumptions, and judgments are reviewed on an ongoing basis. Revisions to accounting estimates are recognized on a prospective basis beginning from the period in which they are revised.

On May 31, 2024, the Government of Canada amended section 347 of the Criminal Code effective January 1, 2025. Under the amended section 347 certain revolving line of credit agreements executed prior to January 1, 2025 bearing an APR of approximately 47% qualify under the transitional provisions and continue to accrue interest at the contractual rate.

During 2025, the United States government announced tariffs on imported goods, increasing uncertainty regarding their potential impact on the economies in which the Company operates. This uncertainty has been considered in the evaluation of expected credit losses as at December 31, 2025. The scenarios used reflect the uncertainty inherent in the potential imposition of tariffs and other macroeconomic variables. The Company considers a range of macroeconomic scenarios, including the possibility of a more severe recession resulting from the imposition of tariffs, and the weighting of these scenarios reflects the downside risks and uncertainty known as at December 31, 2025. Changes to these forecasts and related estimates will be reflected in future periods as new information becomes available.

Significant accounting judgements

The following are the critical judgements, apart from those involving estimations that have been made in the process of applying the Company’s accounting policies, which have the most significant effect on the amounts recognized in the consolidated financial statements.

Expected credit losses

In applying its accounting policy for the expected credit loss model, the Company applies judgment in defining significant increase in defaults, and its write-offs policy. Refer to Note 4 for further details.

Operating segments

The Company does not present segmented information as it has determined that its operations fall under one segment. The chief operating decision maker assesses performance and determines resource allocation on a consolidated level.

Assessment of the going concern

Based on cash flow forecasts, the Company believes that it will have sufficient liquidity to operate and discharge its liabilities as they become due. Development of these forecasts required management to make subjective estimates and assumptions related to forecasted revenue and loan growth rates, and access to undrawn funds under existing credit facilities for financing new loans.

Significant accounting estimates and assumptions

These estimates and assumptions are based on management’s historical experience, best knowledge of current events, conditions and actions that the Company may undertake in the future and other factors that management believes are reasonable under the circumstances.

3.
Material accounting policies (Continued from previous page)

p) Significant accounting judgements, estimates and assumptions (Continued from previous page)

These estimates and assumptions are reviewed periodically, and the effect of a change in accounting estimate or assumption is recognized prospectively by including it in the consolidated statements of operations and comprehensive income (loss) in the period of the change and in any future periods affected.

The areas where estimates and assumptions have the most significant effect on the amounts recognized in the consolidated financial statements include the following:

(i) Provision for loan losses, net of recoveries

The provision for loan losses consists of amounts charged to the consolidated statements of operations and comprehensive income (loss) during the period to maintain an adequate allowance for loan losses. The Company's allowance for loan losses represents its estimate of the expected credit losses expected from its existing loan portfolio and is based on a variety of factors, including the composition and quality of the portfolio, loan-specific information gathered through collection efforts, delinquency levels, estimate of impaired loans recoveries, historical charge-off and loss experience, the Company's expectations of future loan performance, and general forward-looking macroeconomic conditions. The methodology and assumptions used in setting the loan loss allowance are reviewed regularly to reduce any difference between loss estimates and actual loss experience.

The determination of the recoverable amount on charged-off loans represents a component of the allowance for expected credit losses and involves a significant accounting estimate. Impaired loans are loans for which the Company has determined there is no reasonable expectation of full recovery. The Company recognizes the portion of the receivable expected to be collected based on estimated future cashflows and may continue collection activities to recover a portion of the contractual cashflows. The estimation of recoverable amounts is subject to inherent uncertainty because it requires management to assess the timing and amount of future cash flows that may be collected after charge-off, which are not directly observable and may vary from actual outcomes.

In determining the recoverable amount on charged-off loans, management applies judgement and uses historical recovery experience, delinquency status, and origination period, adjusted as appropriate to reflect current conditions and forward-looking information. The estimate reflects management’s expectations regarding future recoveries, including the probability of collection, expected cash recovery rates, and the estimated timing of recoveries. These assumptions are reviewed regularly and updated based on recent collection performance and other relevant information.

(ii) Fair value of privately held investments

Estimating fair value requires that significant judgment be applied to each individual investment. For privately held investments, the fair value of each investment is measured using the most appropriate valuation methodology or combination of methodologies in the judgment of management in light of the specific nature, facts and circumstances surrounding that investment. This may take into consideration, but not be limited to, one or more of the following: valuations of recent or in-progress funding rounds, forward revenue and earnings projections, comparable peer valuation multiples, and the initial cost base of the investment. Actual results could differ significantly from these estimates.

(iii) Impairment testing of intangible assets and goodwill

Management is required to use judgement in determining the CGUs and reviewing impairment indicators. Management reviews the carrying amounts of its tangible and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. Management must apply a range of assumptions and considers estimated cashflows based on actual operating results as well as industry and market trends. These projections are inherently uncertain due to market and economic factors.

3. Material accounting policies (Continued from previous page)

q) New and amended standards and interpretations

Certain new or amended standards and interpretations became effective on January 1, 2025, but do not have an impact on the consolidated financial statements of the Company.

Standards issued but not yet effective

In April 2024, the IASB issued IFRS 18 Presentation and Disclosure in Financial Statements. IFRS 18 replaces IAS 1 Presentation of Financial Statements and sets out requirements for the presentation and disclosure of information in general purpose financial statements. The standard applies to annual reporting periods beginning on or after January 1, 2027 and is to be applied retrospectively, with early adoption permitted. The Company expects the adoption of IFRS 18 to primarily affect the presentation and disclosure of information in the consolidated financial statements. The Company does not expect the standard to significantly affect the recognition or measurement of amounts recognized in the consolidated financial statements. The Company continues to assess the detailed impact of IFRS 18 ahead of its adoption.

In May 2024, the International Accounting Standards Board issued narrow-scope amendments to IFRS 9 Financial Instruments and related disclosure requirements in IFRS 7, effective for annual periods beginning on or after January 1, 2026. The amendments clarify the recognition and derecognition criteria for financial assets and liabilities and introduce an optional accounting policy choice to derecognise financial liabilities settled through electronic payment systems before the settlement date, provided specific criteria are met. Financial assets continue to be derecognised when contractual rights to the cash flows expire or the asset is transferred. The Company is currently assessing the impact of these amendments on its consolidated financial statements and does not expect their adoption to have a material effect.